ACCOUNTS RECEIVABLE, NET - Schedule of Accounts Receivable, Net (Details) - Nonrelated party - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 5,768,164	$ 4,644,586	$ 5,100,595
Less: allowance for credit loss	(1,138,664)	(668,195)	(133,449)	$ (256,882)
Accounts receivable, net	$ 4,629,500	$ 3,976,391	$ 4,967,146